UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):			[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:	1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:028-12206


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510
Signature,				Place, 			and Date of Signing:

		KENNETH T. ROSEN	Berkeley, California	November 14, 2007



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		30
Form 13F Information Table Value Total:		211069

List of Other Included Managers:

No. 13F File Number			Name
01	028-12480				Rosen Financial Services, LLC

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FORM 13F INFORMATION TABLE

         NAME OF ISSUER		TITLE			VALUE	SHARES/		SH/PUT/	INVSTMT	OTHER	VOTING AUTH.
         			OF CLS	CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------	--------------	-----		-------	-------	---	----	-------	-------	------	------	------
AMB PROPERTY CORP	COMMON STOCKS	00163T109	6971	116550	SH		Defined	01	116550
ARCHSTONE CMNTYS TR SBI	COMMON STOCKS	039583109	8414	139900	SH		Defined	01	139900
AVALON BAY CMNTYS INC	COMMON STOCKS	053484101	7689	65125	SH		Defined	01	65125
BOSTON PROPERTIES INC	COMMON STOCKS	101121101	8855	85225	SH		Defined	01	85225
BRANDYWINE RLTY TR	COMMON STOCKS	105368203	2392	94500	SH		Defined	01	94500
BRE PROPERTIES INC CL A	COMMON STOCKS	05564E106	7590	135700	SH		Defined	01	135700
CORP OFFICE PROPERTIES	COMMON STOCKS	22002T108	3996	96000	SH		Defined	01	96000
DOUGLAS EMMETT INC	COMMON STOCKS	25960P109	6644	268675	SH		Defined	01	268675
EQUITY RES PROPERTIES	COMMON STOCKS	29476L107	5069	119675	SH		Defined	01	119675
ESSEX PROP TRUST INC	COMMON STOCKS	297178105	6070	51625	SH		Defined	01	51625
FED RLTY INV TR SBI NEW	COMMON STOCKS	313747206	2691	30375	SH		Defined	01	30375
GENERAL GROWTH PROP INC	COMMON STOCKS	370021107	3778	70450	SH		Defined	01	70450
HCP INC			COMMON STOCKS	40414L109	3877	116875	SH		Defined	01	116875
HILTON HOTELS CORP	COMMON STOCKS	432848109	5905	127025	SH		Defined	01	127025
HOST HOTELS & RSRTS INC	COMMON STOCKS	44107P104	2312	103014	SH		Defined	01	103014
INDYMAC BANCORP INC	PUT OPTIONS	456607100	519	22000	SH	PUT	Defined	01	22000
ISHARES TR DJ US RE IDX	PUT OPTIONS	464287739	51151	668900	SH	PUT	Defined	01	668900
KB HOME			PUT OPTIONS	48666K109	3493	139400	SH	PUT	Defined	01	139400
LENNAR CORP		PUT OPTIONS	526057104	5044	222700	SH	PUT	Defined	01	222700
MACERICH CO		COMMON STOCKS	554382101	3797	43350	SH		Defined	01	43350
MISSION WEST PPTYS	COMMON STOCKS	605203108	3243	266900	SH		Defined	01	266900
PENNSYLVANIA REAL EST	COMMON STOCKS	709102107	5657	145275	SH		Defined	01	145275
POST PROPERTIES INC	COMMON STOCKS	737464107	5705	147425	SH		Defined	01	147425
PROLOGIS TR		COMMON STOCKS	743410102	9375	141300	SH		Defined	01	141300
PULTE HOMES INC		PUT OPTIONS	745867101	4565	335400	SH	PUT	Defined	01	335400
REGENCY REALTY CORP	COMMON STOCKS	758849103	5931	77275	SH		Defined	01	77275
SIMON PROP GROUP INC	COMMON STOCKS	828806109	7020	70200	SH		Defined	01	70200
SL GREEN REALTY CORP	COMMON STOCKS	78440X101	8060	69025	SH		Defined	01	69025
TAUBMAN CENTERS INC	COMMON STOCKS	876664103	6533	119325	SH		Defined	01	119325
VORNADO REALTY TRUST	COMMON STOCKS	929042109	8723	79775	SH		Defined	01	79775
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